Summary of Deferred Tax Asset Not Recognized (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Tax losses (Capital)	$ 29,363	$ 29,809
Tax losses (Income)	96,671	72,516
Deductible temporary differences	4,153	2,020
Total	$ 130,187	$ 104,345